Financial Risk Management (Financial Risk Factors, Impairment of Financial Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings			¥ 13,128,257
IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings		¥ 13,128,257
IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings		0
Credit risk [member] | Trade receivables (including receivables from related parties) [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9			37
Credit risk [member] | Trade receivables (including receivables from related parties) [member] | IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9	¥ 54	37
Provision for loss allowance recognized in profit or loss	17
Credit risk [member] | Trade receivables (including receivables from related parties) [member] | IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings		0
Credit risk [member] | Other receivables (including receivables from related parties) [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9			1,016
Credit risk [member] | Other receivables (including receivables from related parties) [member] | IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9	144	1,016
Provision for loss allowance recognized in profit or loss	56
Reversal of previous impairment losses	(34)
Receivables written off during the year as uncollectible	(894)
Credit risk [member] | Other receivables (including receivables from related parties) [member] | IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings		0
Credit risk [member] | Debt instruments carries at FVOCI [member] | IAS 39 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9			¥ 0
Credit risk [member] | Debt instruments carries at FVOCI [member] | IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening/Closing loss allowance calculated under IAS 39/IFRS 9	0	0
Provision for loss allowance recognized in profit or loss	¥ 0
Credit risk [member] | Debt instruments carries at FVOCI [member] | IFRS 9 [member] | Increase (decrease) due to application of IFRS 9 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Amounts restated through opening retained earnings		¥ 0